TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Aircraft and engine maintenance	$ 129,473	$ 184,753
Accrued personnel expenses	97,733	81,857
Accounts payable to personnel	114,769	81,508
Others accrued liabilities	15,103	8,284
Total accrued liabilities	$ 357,078	$ 356,402